U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form
before preparing Form.
	Please print or type.


1.	Name and address of issuer:

TIAA-CREF Life Funds
730 Third Avenue
New York, NY 10017-3206

2.	The name of each series or class of
securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:
X


3.	Investment Company Act File Number:
811-08961

Securities Act File Number: 333-61759

4(a) Last day of fiscal year for which this Form is filed:

     	December 31, 2014

4(b)	?	Check box if this notice is
being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late,
interest must be
paid on the registration fee due.

4(c)	?	Check box if this is the
last time the issuer will
be filing this Form.



5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$ 38,712,525

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:
$ 1,644,690

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:
$   28,863,147

(iv)	Total available redemption
credits
[Add items 5(ii) and 5(iii)]:
$ 30,507,837

(v)	Net sales - if Item 5(i)
is greater
than Item 5(iv) [subtract Item
5(iv)
from Item 5(i)]:
$ 8,204,688

(vi)	Redemption credits available
for
use in future years
$  0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining
registra-
tion fee (See Instruction C.9):
x.0001162

(viii)Registration fee due
[multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$  953.38


6.	Prepaid Shares

If the response to Item 5(i) was determined
by deducting
an amount of securities that were registered
 under the
Securities Act of 1933 pursuant to rule 24e-2
as in effect
before [effective date of rescission of rule
24e-2],
then report the amount of securities (number
of shares or
other units) deducted here:      -0-    .  If
there is a
number of shares or other units that were
registered
pursuant to rule 24e-2 remaining unsold at
the end of
the fiscal year for which this form is filed
that are
available for use by the issuer in future
fiscal years,
then state that number here:      -0-
 .

7.	Interest due - if this Form is being
filed more than
90 days after the end of the issuer's fiscal
 year (see
Instruction D):

	+$     -0-

8.	Total of the amount of the registration
 fee due plus
any interest due [line 5(viii) plus line 7]:

	=$     953.38
9.	Date the registration fee and any
interest payment
was sent to the Commission's lockbox
depository:

CIK#: 0001068204
Method of Delivery: NA

		X   Wire Transfer
		    Mail or other means

SIGNATURES




This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
 /s/ Glenn Brightman

Glenn Brightman
VP, Funds Treasurer


Date March 19, 2015

* Please print the name and title of the signing officer below the signature.